Fair Value Measurement - Schedule of Fair Value Measurement Inputs (Details)	May 13, 2026 shares yr $ / shares trading_day	May 07, 2026 shares $ / shares yr trading_day	Mar. 26, 2026 $ / shares shares yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative instrument, forfeiture hurdle share price achieved | trading_day	20	20
Derivative instrument, maximum forfeiture hurdle share price | trading_day	30	30
Shares subject to fair value | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input | shares	550,000	550,000	1,100,000
Share price | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input | $ / shares	15.00	12.50	10.00
Expected volatility | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input	0.80	0.80	0.80
Risk-free interest rate | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input	0.0401	0.0395	0.0400
Remaining term (in years) | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input | yr	3.87	3.89	4.00
Fair value | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liability, measurement input | $ / shares	8,199	9,562	9,997,000